Subsequent Events (Details)												1 Months Ended	12 Months Ended
	May 09, 2025	Apr. 04, 2025 shares	Apr. 02, 2025 shares	Mar. 14, 2025 shares	Feb. 15, 2025 USD ($) $ / shares shares	Dec. 19, 2024 USD ($)	Oct. 16, 2024 $ / shares shares	Sep. 23, 2024	Nov. 21, 2023	Apr. 20, 2023 $ / shares shares	Feb. 08, 2023 shares	Feb. 28, 2025 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Nov. 20, 2023 $ / shares
Subsequent Events
Common stock, par value (in dollars per share)													$ 0.001	$ 0.001
Warrant exercise price (in dollars per share)										$ 4,451.5
Offering price (in dollars per share)										$ 4,451.5
Proceeds from sale and issuance of securities, net | $													$ 13,438,000
Reverse stock split ratio	0.04							0.0172
Common warrants
Subsequent Events
Warrant exercise price (in dollars per share)															$ 478.5
Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares							320
Common stock, par value (in dollars per share)							$ 0.001
Over-allotment option
Subsequent Events
Shares issued to the investor | shares											132
Warrants to purchase shares of common stock | shares										28	198
Warrant exercise price (in dollars per share)										$ 4,901
Cash fee, as a percentage of gross proceeds									6.50%	7.00%
Warrants issued, as a percentage of aggregate common shares										5.00%
ELOC Purchase Agreements
Subsequent Events
Option to sell common stock | $						$ 5,000,000
Issuable term common stock						36 months
Subsequent Event [Member]
Subsequent Events
Warrants to purchase shares of common stock | shares				605,319
Number of unexercised warrants | shares				108,155
Shares issued upon exercise of warrants | shares		576,416	576,416
Subsequent Event [Member] | Maximum
Subsequent Events
Reverse stock split ratio				0.5
Subsequent Event [Member] | Minimum
Subsequent Events
Reverse stock split ratio				0.004
Subsequent Event [Member] | Securities purchase agreement
Subsequent Events
Shares issued to the investor | shares					103,005							103,005
Common stock, par value (in dollars per share)					$ 0.001
Offering price (in dollars per share)					$ 58.25							$ 58.25
Number of trading days after stockholder approval for adjusted exercise price					4 days
Number of trading days prior to stockholders approval for determining the adjustment of exercise price					4 days
Number of trading days after stockholders approval for determining the adjustment of exercise price					4 days
Floor reset exercise price					$ 1.25
Multiplier for cashless exercise of warrants					1.2
Proceeds from sale and issuance of securities, net | $					$ 6,000,000
Percentage of cash to be used for prepayment of secured convertible note					50.00%
Subsequent Event [Member] | Securities purchase agreement | Maximum
Subsequent Events
Period for expiry after stockholder approval					60 days
Subsequent Event [Member] | Securities purchase agreement | Minimum
Subsequent Events
Period for expiry after stockholder approval					12 days
Subsequent Event [Member] | Securities purchase agreement | Common warrants
Subsequent Events
Warrants to purchase shares of common stock | shares					103,005							103,005
Warrant exercise price (in dollars per share)					$ 145.75							$ 145.75
Subsequent Event [Member] | Over-allotment option
Subsequent Events
Warrants to purchase shares of common stock | shares					5,150
Warrant exercise price (in dollars per share)					$ 145.75
Cash fee, as a percentage of gross proceeds					7.00%
Warrants issued, as a percentage of aggregate common shares					5.00%